Income Taxes Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 82,636	$ 71,146
Intangible Assets	1,198	(609)
Tax Credits	3,380	3,377
Inventory	2,344	3,130
Share-based Compensation Cost	852	1,347
Warranty and Extended Warranty	1,924	1,058
Other	1,182	1,377
Deferred Tax Assets, Gross	93,516	80,826
Valuation Allowance For Deferred Tax Assets	(93,516)	(80,826)
Deferred Tax Assets, Net of Valuation Allowance	0	0
Deferred Tax Liabilities	(2,755)	(4,387)
Deferred Tax Liabilities, Net	$ 2,755	$ 4,387